Revenue - Maturity analysis of sales-type lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 12, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
2025	$ 73,714
2026	153,300
2027	153,300
2028	153,720
2029	153,300
2030 and thereafter	2,369,640
Total minimum lease receivable	3,056,974
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,389,374
Less: unearned interest income	(1,623,632)
Net investment in sales-type lease as of June 30, 2025	1,765,742	$ 1,767,500
Less: current portion of net investment in sales-type lease	(148,896)		$ 0
Non-current portion of net investment in sales-type lease	$ 1,616,846		$ 0